PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 8 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets are as follows:

	December 31,	December 31,
	2023	2022
Prepaid R&D costs	$447,979	$383,390
Prepaid insurance	401,972	508,084
Prepaid expense	8,500	8,500
Deferred offering costs (note 18)	32,583	—
Total	$891,034	$899,974
Less: Short-term portion	(591,034)	(516,584)
Long-term portion	$300,000	$383,390